Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Fair value	$ 1,150	$ 509
Brazilian Reais | Derivative Instrument 1 | Sell
Derivative [Line Items]
Notional amount	9,000	7,000
Fair value	474	(155)
Brazilian Reais | Derivative Instrument 2 | Sell
Derivative [Line Items]
Notional amount	7,000	8,000
Fair value	294	(98)
Brazilian Reais | Derivative Instrument 3 | Buy
Derivative [Line Items]
Notional amount	5,000	6,600
Fair value	(93)	172
Brazilian Reais | Derivative Instrument 4 | Buy
Derivative [Line Items]
Notional amount	5,000
Fair value	(104)
Chilean Pesos | Derivative Instrument 4 | Sell
Derivative [Line Items]
Notional amount		4,000
Fair value		(91)
Chilean Pesos | Derivative Instrument 5 | Buy
Derivative [Line Items]
Notional amount	1,500	11,000
Fair value	(9)	527
Chilean Pesos | Derivative Instrument 6 | Buy
Derivative [Line Items]
Notional amount	1,500	5,000
Fair value	(13)	135
Chilean Pesos | Derivative Instrument 7 | Buy
Derivative [Line Items]
Notional amount	1,500
Fair value	(12)
Colombian Pesos | Derivative Instrument 7 | Sell
Derivative [Line Items]
Notional amount		5,000
Fair value		(9)
Colombian Pesos | Derivative Instrument 8 | Sell
Derivative [Line Items]
Notional amount	5,300
Fair value	394
Mexican Pesos | Derivative Instrument 8 | Sell
Derivative [Line Items]
Notional amount		3,500
Fair value		(27)
Mexican Pesos | Derivative Instrument 9 | Sell
Derivative [Line Items]
Notional amount	4,000
Fair value	74
Mexican Pesos | Derivative Instrument 9 | Buy
Derivative [Line Items]
Notional amount		3,500
Fair value		(27)
Mexican Pesos | Derivative Instrument 10 | Sell
Derivative [Line Items]
Notional amount	6,000
Fair value	61
Mexican Pesos | Derivative Instrument 11 | Sell
Derivative [Line Items]
Notional amount	4,000
Fair value	56
Mexican Pesos | Derivative Instrument 12 | Sell
Derivative [Line Items]
Notional amount	1,500
Fair value	$ 28
Peruvian soles | Derivative Instrument 10 | Sell
Derivative [Line Items]
Notional amount		2,500
Fair value		(21)
Peruvian soles | Derivative Instrument 11 | Buy
Derivative [Line Items]
Notional amount		2,500
Fair value		59
Uruguayan Pesos | Derivative Instrument 12 | Sell
Derivative [Line Items]
Notional amount		2,000
Fair value		37
Uruguayan Pesos | Derivative Instrument 13 | Sell
Derivative [Line Items]
Notional amount		1,000
Fair value		$ 7